Fair Value Measurements - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2017	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Goodwill impairment	$ 142.3	$ 142.3	$ 0.0	$ 0.0
Long-lived asset impairment charges		77.6	$ 39.3
Weighted average cost of capital				9.80%
Estimated fair value of the CVR obligations				$ 281.0	$ 269.9
Fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		10,662.0		11,882.8	11,036.2
Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total debt amount		$ 11,345.2		$ 11,812.1	$ 11,703.9